Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Ordinary dividends	38.00%	36.00%	35.00%
Nontaxable distributions	62.00%	47.00%	65.00%
Capital gain distributions	0.00%	17.00%	0.00%
Total	100.00%	100.00%	100.00%
Property, plant and equipment, land and real estate assets, net tax basis	$ 3,100,000,000
State and local income tax and franchise tax expense (benefit), continuing operations	$ 1,400,000	$ 1,300,000	$ 1,200,000